Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Student base	97,054	104,854
Trademark	172,400	172,400
Relationship with partnership school	5,300	5,300
Franchise agreement	4,400	4,400
Total	279,154	286,954
Less: Accumulated amortization	(35,227)	(67,976)
	243,927	218,978